Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	¥ 81,850		¥ 74,834
Foreign Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	98,917		101,679
Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	32,516		23,570
Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	12,069		8,046
Forward Contracts
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	920		832
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	995		1,035
Interest Rate Swap Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	153		1,281
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,676		1,921
Currency Swap Agreement
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	2,160		1,608
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,769		9,529
Currency Option Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets			1
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,096		1,860
Fair Value, Inputs, Level 1 | Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	81,747	[1]	74,722	[1]
Fair Value, Inputs, Level 1 | Foreign Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	98,917	[1]	101,679	[1]
Fair Value, Inputs, Level 1 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	6,272	[1]	5,190	[1]
Fair Value, Inputs, Level 1 | Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	419	[1]	33	[1]
Fair Value, Inputs, Level 2 | Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	103	[2]	112	[2]
Fair Value, Inputs, Level 2 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	23,516	[2]	14,077	[2]
Fair Value, Inputs, Level 2 | Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	11,650	[2]	8,013	[2]
Fair Value, Inputs, Level 2 | Forward Contracts
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	920	[2]	832	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	995	[2]	1,035	[2]
Fair Value, Inputs, Level 2 | Interest Rate Swap Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	153	[2]	1,281	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,676	[2]	1,921	[2]
Fair Value, Inputs, Level 2 | Currency Swap Agreement
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	2,160	[2]	1,608	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,769	[2]	9,529	[2]
Fair Value, Inputs, Level 2 | Currency Option Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets			1	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,096	[2]	1,860	[2]
Fair Value, Inputs, Level 3 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	¥ 2,728	[3]	¥ 4,303	[3]

[1]	Quoted prices for identical assets or liabilities in active markets
[2]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[3]	Unobservable inputs